United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on August 15, 2007

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPROT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$275,557,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Apollo Group Inc       com   037604105       18,511  316,810 SH          sole                316,810       0       0
Wal-Mart Stores        com   931142103       16,535  343,689 SH          sole                343,689       0       0
Anheuser-Busch Cos In  com   035229103       15,357  294,419 SH          sole                294,419       0       0
Pfizer, Inc.           com   717081103       14,208  555,655 SH          sole                555,655       0       0
Comcast Corp           com   20030n200       12,667  453,033 SH          sole                453,033       0       0
Intel Corp             com   458140100       12,636  532,296 SH          sole                532,296       0       0
American Express Co    com   025816109       11,381  186,022 SH          sole                186,022       0       0
Johnson & Johnson      com   478160104       11,254  182,631 SH          sole                182,631       0       0
Home Depot Inc         com   437076102       11,169  283,838 SH          sole                283,838       0       0
Microsoft Corp         com   594918104       10,983  372,696 SH          sole                372,696       0       0
Unitedhealth Group In  com   91324p102       10,675  208,750 SH          sole                208,750       0       0
Berkshire Hathaway     com   084670207        9,986    2,770 SH          sole                  2,770       0       0
Sysco Corp.            com   871829107        9,697  293,933 SH          sole                293,933       0       0
Merck & Company        com   589331107        8,477  170,221 SH          sole                170,221       0       0
Fairfax Financial      com   303901102        7,714   40,248 SH          sole                 40,248       0       0
Allstate Corp          com   020002101        7,555  122,822 SH          sole                122,822       0       0
Coca-Cola Co.          com   191216100        7,538  144,090 SH          sole                144,090       0       0
Lilly (ELI) & Co.      com   532457108        7,509  134,369 SH          sole                134,369       0       0
Tyco Intl Ltd          com   g9143x208        7,455  220,622 SH          sole                220,622       0       0
Amgen Inc              com   031162100        7,297  131,979 SH          sole                131,979       0       0
Time Warner Inc        com   887317105        7,156  340,118 SH          sole                340,118       0       0
Dell Computer          com   24702r101        6,832  239,293 SH          sole                239,293       0       0
CA Inc.                com   12673p105        6,229  241,165 SH          sole                241,165       0       0
Mercury General Corp   com   589400100        6,191  112,345 SH          sole                112,345       0       0
Progressive Corp       com   743315103        5,515  230,470 SH          sole                230,470       0       0
American Int'l Group   com   026874107        5,379   76,811 SH          sole                 76,811       0       0
MBIA Inc               com   55262c100        4,885   78,515 SH          sole                 78,515       0       0
TJX Companies Inc      com   872540109        4,729  171,976 SH          sole                171,976       0       0
Wyeth                  com   983024100        3,019   52,652 SH          sole                 52,652       0       0
Abbott Laboratories    com   002824100        2,148   40,112 SH          sole                 40,112       0       0
Masco Corp             com   574599106        1,920   67,445 SH          sole                 67,445       0       0
Exxon Mobil Corp       com   30231g102        1,649   19,661 SH          sole                 19,661       0       0
Pepsico Inc            com   713448108          480    7,403 SH          sole                  7,403       0       0
General Electric Co.   com   369604103          313    8,175 SH          sole                  8,175       0       0
Altria Group Inc       com   02209s103          247    3,515 SH          sole                  3,515       0       0
BP Amoco PLC           com   055622104          244    3,379 SH          sole                  3,379       0       0
Blast Energy Services  com   093440105           13   91,900 SH          sole                 91,900       0       0
Health Discovery Corp  com   42218r100            4   38,910 SH          sole                 38,910       0       0